Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Jan. 08, 2026	Jun. 30, 2025	Jun. 05, 2025	May 20, 2024	May 31, 2023	May 09, 2023
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001		$ 1
Common Stock, Shares Authorized							50,000
Common Stock, Shares, Issued				50,000,000	10,000,000	50,000
Common Stock, Shares, Outstanding					10,000,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized			75,000,000
Common Stock, Shares, Issued	10,010,349		4,010,349
Common Stock, Shares, Outstanding	10,010,349		4,010,349
Common Class B [Member]
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Common Stock, Shares Authorized			25,000,000
Common Stock, Shares, Issued	9,200,000		9,200,000
Common Stock, Shares, Outstanding	9,200,000		9,200,000